Oct. 02, 2015
Eaton Vance Global Dividend Income Fund

EATON VANCE GLOBAL DIVIDEND INCOME FUND
Supplement to Prospectus dated March 1, 2015

1.

The following changes are effective October 2, 2015:

a.

The following replaces the second paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts and to seek to gain or limit exposure to certain sectors and/or markets through the use of futures contracts on securities indices, particularly in connection with engaging in the dividend capture trading strategy. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity swap agreements; interest rate swaps; and credit derivatives including credit default swaps, total return swaps and credit options. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund's use of derivatives and the Fund's use of derivatives may be extensive.

b.

The following is added under “Derivatives.” in “Investment Objective & Principal Policies and Risks”:

Credit Derivatives.  Credit derivatives are instruments that are intended to provide a long or short exposure to a particular issuer, basket of issuers or economic indicator (such as interest rates).  Credit derivatives include credit default swaps, total return swaps, interest rate swaps, credit options, credit-linked notes, forward rate contracts and other instruments that have substantially similar characteristics and risks.  In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term.  In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.  In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference instrument"). Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  The primary risks associated with credit derivatives are imperfect correlation, unanticipated market movement, counterparty risk and liquidity risk.

c.

The following replaces “Information about the Fund” under “Shareholder Account Features”:

Information about the Fund. From time to time, you may receive the following:

•

Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•

Periodic account statements, showing recent activity and total share balance.

•

Tax information needed to prepare your income tax returns.

•

Proxy materials, in the event a shareholder vote is required.

•

Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to  www.eatonvance.com/edelivery.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds. The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund's annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC's website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten business days after the period and the Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.

2.

The following changes are effective on December 7, 2015:

a.

The name of Eaton Vance Global Dividend Income Fund is changed to Eaton Vance Global Income Builder Fund.

b.

The Fund will no longer be required to invest at least 80% of its net assets in dividend-paying common and preferred stocks and will no longer be limited to investing no more than 20% of its net assets in fixed-income securities.  In this connection, the following replaces “Principal Investment Strategies” under “Fund Summary”:

The Fund seeks to invest in common stocks, preferred securities and fixed and floating-rate income instruments (“income instruments”) of U.S. and foreign issuers. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in securities issued by issuers located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors.

Under normal market conditions, the Fund currently expects to invest 50-80% of its net assets in common stocks, 0-30% of its net assets in preferred securities (including preferred stocks and securities with similar characteristics), and 10-40% of its net assets in income instruments including cash or cash equivalents.  The Fund's investments may be of any maturity or perpetual. The Fund may invest in income instruments and preferred securities of any rating category, or unrated, including those in default, with dividends in arrears or not currently producing any income. The Fund's investments in income instruments and preferred securities are expected to be primarily in securities rated below investment grade (i.e., rated below BBB- by Standard & Poor's Ratings Services or Fitch Ratings, or below Baa- by Moody's Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser). Below investment grade securities are also known as “high yield” or “junk” securities.  Securities and other instruments rated BBB and Baa have speculative characteristics, while lower rated securities are predominantly speculative.  The Fund expects to invest principally in income instruments that are issued by corporations or sovereign nations, convertible securities and senior floating-rate loans (“Senior Loans”) and subordinated floating-rate loans (“Junior Loans”) (collectively “bank loans”).  Some of the Fund's investments may be subject to restrictions on resale, including “Rule 144A” securities.  The Fund may invest in publicly traded real estate investment trusts and exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds (to the extent permitted by the Investment Company Act of 1940) and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts and to seek to gain or limit exposure to certain markets through the use of futures contracts on securities indices, particularly in connection with engaging in the dividend capture trading strategy. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity swap agreements; interest rate swaps; and credit derivatives including credit default swaps, total return swaps and credit options. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund's use of derivatives and the Fund's use of derivatives may be extensive.  To the extent the Fund holds cash as collateral for derivatives, the ranges described above may be exceeded.

To determine the percentage of the Fund's assets that will be invested from time to time in each asset class, the portfolio managers meet regularly and, taking market and other factors into consideration, agree upon an allocation.  The investment adviser has broad discretion to allocate the Fund's investments between common stocks, preferred securities and income instruments within the ranges identified above. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser's research staff in making investment decisions.

In selecting securities, the Fund seeks common stocks, preferred securities and income instruments of U.S. and foreign issuers that the investment adviser believes may produce attractive levels of income.  For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred securities and income instruments, the Fund will also take into consideration the interest rate sensitivity of the investments. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date.  The Fund may enter into a series of these trades to augment the amount of dividend income it receives over time. In selecting stocks, the portfolio managers may consider (among other factors) a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred securities and income instruments are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security. The Fund's investment objective may not be changed without shareholder approval.

c.

The following replaces “Foreign and Emerging Market Investment Risk.” under “Principal Risks” in “Fund Summary”:

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many risks associated with investing directly in foreign securities, including political, economic and market risks.

Economic data as reported by sovereign governments and foreign issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

d.

The following replaces “Fixed-Income, Convertible Securities and Preferred Stock Risk.” under “Principal Risks” in “Fund Summary”:

Risks of Fixed-Income, Preferred and Convertible Securities. The Fund's shares may be sensitive to increases in prevailing and expected interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed-income market may result in valuation uncertainties and greater price volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

e.

The following paragraphs are added under “Principal Risks” in “Fund Summary”:

Risk of Senior and Junior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower's capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.

Restricted Securities.  Restricted securities are subject to restrictions on their resale.  Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices.

f.

The following will be added to the second table under “Performance” as a secondary blended benchmark:

65% MSCI World / 35% BoAML Developed Markets High Yield Ex-Subordinated Financial Index (HYDF).

g.

The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Christopher Dyer (lead portfolio manager), Vice President of Eaton Vance Management (International) Limited (“EVMI”) and Director of Global Equity, has managed the Fund since September, 2015.

Michael A. Allison, Vice President of BMR, has managed the Fund since 2013.

John H. Croft, Vice President of BMR, has managed the Fund and the Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012.

Jeffrey D. Mueller, Vice President of EVMI, has managed the Fund since December, 2015.

h.

The following is added as the fourth paragraph under “Foreign and Emerging Market Investments” in “Investment Objective & Principal Policies and Risks”:

The Fund may invest in securities and other instruments (including loans) issued, guaranteed, or backed by sovereign entities.  Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

i.

The following paragraphs are added under “Investment Objective & Principal Policies and Risks”:

Fixed-Income Securities.  Fixed-income securities include all types of fixed and floating-rate bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers' acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations.  Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Preferred Securities. Preferred securities represent an interest in a company that generally has a higher claim on the assets and earnings than common stock. Preferred securities typically have characteristics of both equity and fixed-income securities, and the investment adviser will consider such characteristics in determining whether a particular security is equity or fixed-income for purposes of the Fund's investment restrictions. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities and credit and interest rate risks applicable generally to fixed-income securities.

Floating Rate Loans. Senior floating-rate loans (“Senior Loans”) hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan's value.  Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.  Although the overall size and number of participants in the market for Senior Loans has grown over the past decade, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold.  These restrictions may impede the Fund's ability to buy or sell Senior Loans, may negatively impact the transaction price and/or may result in delayed settlement of Senior Loan transactions.

Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower's capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax.  Municipal obligations also include municipal leases and participations in municipal leases.   An issuer's obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.   Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

j.

The following replaces the fourth paragraph under “Management.” in “Management and Organization”:

The Fund is managed by Christopher Dyer (lead portfolio manager), John H. Croft, Michael A. Allison and Jeffrey D. Mueller. Mr. Dyer has served as a portfolio manager since September 30, 2015 and manages other Eaton Vance portfolios. He is a Vice President of EVMI and Director of Global Equity. Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management (“GSAM”) in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015). Mr. Croft has served as portfolio manager of Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012. Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Allison has served as a portfolio manager of the Fund since 2013.  Mr. Allison manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR.  Mr. Mueller has served as a portfolio manager since December 7, 2015.  He is a Vice President of EVMI.  Prior to joining EVMI in March 2015, Mr. Mueller was a High Yield Portfolio Manager and Investment Analyst for Threadneedle Asset Management (2009-2015).

October 2, 2015	19882 10.2.15